COMMITMENTS AND CONTINGENCIES (Details) $ in Millions		1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 01, 2025 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2028 USD ($)	Dec. 31, 2027 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2024 USD ($) contract company	Dec. 31, 2023 USD ($) company contract
Other Commitments [Line Items]
LPA maximum tax distribution percentage								25.00%
Galaxy Digital Holdings, LP
Other Commitments [Line Items]
Number of sublease contracts | contract								3	3
Number of VIE portfolio companies | company								7	7
Unfunded commitments to VIEs								$ 69.0	$ 61.0
Amount funded to VIEs	$ 2.5
Legal provision accrued								$ 182.0
Discount rate for legal provision								4.30%
Undiscounted amount of the settlement								$ 200.0
Distributions								$ 55.3	22.4
Contributions to subsidiaries related to crypto asset activities		$ 20.0	$ 523.0
Percentage of capital gains to be recognized								90.00%
Galaxy Digital Holdings, LP | Forecast
Other Commitments [Line Items]
Payments for legal settlement				$ 40.0	$ 60.0	$ 60.0	$ 40.0
Galaxy Digital Holdings, LP | Indemnifications
Other Commitments [Line Items]
Loss contingency accrual								$ 0.0	0.0
Galaxy Digital Holdings, LP | Credit Facility Funding and Delayed Trading Settlements
Other Commitments [Line Items]
Other commitments								60.0	20.0
Amounts funded for other commitments								39.9	$ 0.0
Galaxy Digital Holdings, LP | Facility Construction Improvements
Other Commitments [Line Items]
Other commitments								$ 9.1